PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Capitalized cost technology development costs	$ 8,655,236
Technology development costs	5,494,081	$ 3,314,815
Technology development costs capitalized	2,408,338	2,162,707
Depreciation expense	1,786,426	984,006
Capitalized cost amortization	$ 1,436,088	$ 825,782